Related Party Transactions	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Line Items]
Related Party Transactions

Note 16. Related Party Transactions

Our most significant related party relationships and transactions are with Cyxtera, the Management Company, SIS Holdings and certain of the equity owners of SIS Holdings. In addition to those relationships and transactions described in Note 2, in June 2021 and 2020, certain subsidiaries of Cyxtera entered into agreements with us pursuant to which they acquired one-year licenses for one of our cybersecurity software products. During each of the three and nine months ended September 30, 2021, we recognized $0.1 million of revenue from these licenses. During the nine months ended September 30, 2020, we recognized $0.1 million of revenue from these licenses (revenue for the three months ended September 30, 2020 was insignificant). As of September 30, 2021, we had a receivable from Cyxtera (and/or its subsidiaries) under these agreements for $0.1 million. As of December 31, 2020, we had a receivable from Cyxtera (and/or its subsidiaries) under these agreements for $0.1 million. The December 31, 2020 balance had been settled at the date of issuance of these financial statements.

Two members of the board of directors of SIS Holdings GP LLC (“SIS GP”), the sole general partner of SIS Holdings, are also members of the board of directors of Chewy, Inc. (“Chewy”), an American online retailer of pet food and other pet-related products. During the nine months ended September 30, 2021 and 2020, we recognized $0.4 million and $0.2 million, respectively, of revenue from these contracts with Chewy. Revenue for the three months ended September 30, 2021 and 2020 was insignificant.

A member of the board of directors of SIS GP, is also a member of the board of directors of Navex Global, Inc. (“Navex”), a worldwide leader in integrated risk and compliance management software and services. During the nine months ended September 30, 2021, Appgate engaged Navex to provide certain compliance training and other related services. As of September 30, 2021, our payable to Navex was insignificant.

We did not have other significant related party relationships during the three and nine months ended September 30, 2021, or the year ended December 31, 2020.

Note 16. Related Party Transactions

Our most significant related party relationships and transactions are with Cyxtera, the Management Company, SIS Holdings and certain of the equity owners of SIS Holdings. In addition to those relationships and transactions described in Notes 1 and 2, in June 2020, certain subsidiaries of Cyxtera entered into agreements with us pursuant to which they acquired one-year licenses for one of our cybersecurity software products. During 2020, we recognized $0.1 million of revenue from these licenses. As of December 31, 2020, we had a receivable from Cyxtera (and/or its subsidiaries) for $0.1 million under these agreements. The balance had been settled at the date of issuance of these financial statements.

Two members of the board of directors of SIS GP are also members of the board of directors of Chewy, Inc. (“Chewy”), an American online retailer of pet food and other pet-related products. During 2020, we recognized $0.2 million of revenue from contracts with Chewy for certain cybersecurity products.

A member of the board of directors of SIS GP is also a member of the board of directors of Navex Global, Inc. (“Navex”), a worldwide leader in integrated risk and compliance management software and services. During 2019, we recognized $0.1 million of revenue from a contract with Navex for certain professional services provided to Navex.

We did not have other significant related party relationships during 2019 or 2020.

NEWTOWN LANE MARKETING, INCORPORATED [Member]
Related Party Transactions [Line Items]
Related Party Transactions

NOTE 6 — RELATED PARTY TRANSACTIONS

At September 30, 2021, we had promissory notes in the aggregate principal amount of $367,000 payable to Ironbound, our majority stockholder (see Note 3). The outstanding notes are now past due and are expected to be repaid upon consummation of the Merger.

During the six months ended September 30, 2021 and 2020, we recorded contributions to capital of $2,500 for the fair value relating to the use, occupancy and administrative services rendered by the officer (see Note 4).